Note 8 - Income Taxes - Schedule of Income Before Income Tax Domestic and Foreign 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income (loss) before income taxes	$ 18,691	$ (28,578)
Pieris Pharmaceuticals, Inc. [Member]
Domestic	(9,818)	(11,765)
Foreign	(14,726)	(21,512)
Income (loss) before income taxes	$ (24,544)	$ (33,277)